SUBSEQUENT EVENTS (Details) - CIK 0001841024 L Catterton Asia Acquisition Corp - USD ($)	Feb. 05, 2024	Jan. 12, 2024	Jan. 04, 2024	Dec. 06, 2023	Nov. 06, 2023	Oct. 05, 2023	Sep. 05, 2023	Aug. 08, 2023	Jul. 05, 2023	Jun. 15, 2023	Jun. 05, 2023	Mar. 10, 2023	Feb. 02, 2024
SUBSEQUENT EVENTS
Period of subsequent extension contribution				1 month	1 month	1 month	1 month	1 month	1 month	1 month	1 month	3 months
Amount deposited into trust account by sponsor for extension of term to complete initial business combination				$ 330,000	$ 330,000	$ 330,000	$ 330,000	$ 330,000	$ 330,000		$ 330,000
Subsequent Events
SUBSEQUENT EVENTS
Period of subsequent extension contribution	1 month		1 month
Amount deposited into trust account by sponsor for extension of term to complete initial business combination	$ 330,000		$ 330,000
Number Of issued and outstanding ordinary shares, held by shareholders present at extraordinary general meeting													20,635,341
Percentage of issued and outstanding ordinary shares, held by shareholders present at extraordinary general meeting													71.29%
Number of ordinary shares redeemed		20,818,519